GE Funds	Summary Prospectus January 28, 2011

GE Small-Cap Equity Fund

Class A  GASCX    Class B  GBSCX    Class C  GESCX     Class R  GECRX    Class Y  GESVX

Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus, Statement of Additional Information and other information about the Fund online at www.geam.com/prospectus. You can also get this information at no cost by calling 1-800-242-0134 or by sending an email request to gefunds@ge.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated January 28, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in GE Funds — equity funds or at least $100,000 in GE Funds — fixed income funds. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges for Class A Shares” section on page 78 of the Fund’s statutory prospectus and “Reduced Sales Charge” section on page 120 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (load) Imposed On Purchases (as a % of purchase price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (as a % of redemption proceeds)	None	4.00%	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	N/A
Other Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.97%	2.72%	2.72%	2.22%	1.72%
Expenses Reimbursed by (Reimbursed to) Adviser[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.96%	2.71%	2.71%	2.21%	1.71%
1	Class C shares are subject to a 1% contingent deferred sales charge (CDSC) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

2	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Money Market Fund or the GE Institutional Money Market Fund, as applicable, on the Fund’s cash holdings invested in the GE Money Market Fund or the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the respective GE Fund’s or GE Institutional Fund’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Shares Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$762	$1,155	$1,573	$2,733
Class B	Sold	$673	$1,042	$1,436	$2,700
	Held	$273	$842	$1,436	$2,700
Class C	Sold	$373	$842	$1,436	$3,046
	Held	$273	$842	$1,436	$3,046
Class R	Sold or Held	$223	$691	$1,186	$2,549
Class Y	Sold or Held	$173	$539	$930	$2,024

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of December 31, 2010, the market capitalization of companies in the Russell 2000 Index ranged from $13.2 million to $4.4 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or

GE Funds Summary Prospectus

January 28, 2011

diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance information for the bar chart does not reflect the impact of sales charges. If it did, the total returns shown would have been lower. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class A shares.

Highest/Lowest quarterly results during this time period were:

Highest	21.25%	(quarter ended June 30, 2009)
Lowest	-27.95%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(as of December 31, 2010)

	1 Year	5 Years	10 Years	Since Inception (9/30/98 for Index)
Class A Shares (inception 9/30/98)
Return Before Taxes	19.55	2.22	5.30	8.79
Return After Taxes on Distributions	19.56	0.78	3.63	6.80
Return After Taxes on Distributions and Sale of Fund Shares	12.71	1.66	3.94	6.81
Return Before Taxes
Class B (inception 9/30/98)	21.94	2.69	5.45	8.92
Class C (inception 9/30/99)	24.81	2.66	5.13	7.43
Class R (inception 1/29/08)	26.50	—	—	3.17
Class Y (inception 9/30/98)	27.22	3.73	6.22	9.61
Russell 2000 Index (does not reflect fees, expenses or taxes)	26.86	4.47	6.34	7.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other share classes will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Palisade Capital Management, L.L.C.

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

SouthernSun Asset Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
David Wiederecht	Less than 1 year	President and Chief Investment Officer – Investment Strategies at GE Asset Management Incorporated
Jeffrey Schwartz	6 years	Senior Portfolio Manager at Palisade Capital Management, L.L.C.
Scott T. Brayman	2 years	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC
Robert J. Anslow, Jr.	2 years	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP
Michael W. Cook	2 years	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, LLC

Purchase and Sale of Fund Shares

Purchase minimum (for all share classes except Class R and Class Y) (reduced for certain accounts)
	By mail	By wire	Automatic
Initial Investment	$500	$1,000	$25
Subsequent Investments	$100	$1,000	$25
There is no program asset size or minimum investment requirements for initial and subsequent purchases of shares by eligible omnibus account investors. Class B shares are closed to new investments.

Purchase minimum (for Class R and Class Y shares) (eligible investors only)
	Class R	Class Y
Initial Investment	None	$1 million*
Subsequent Investments	None	None

*   The $1 million minimum initial investment requirement only applies to eligible institutional investors purchasing shares for their own account directly with GE Investment Distributors, Inc. (the Fund’s principal distributor).

Class R and Class Y shares are available to investors who invest through programs or platforms maintained by an authorized financial intermediary. There is no minimum investment for purchases of shares by such eligible investors.

Individual investors that invest directly with GE Investment Distributors, Inc. are not eligible to invest in Class R or Class Y shares.

You may purchase shares of the Fund by mail, bank wire, electronic funds transfer or by telephone after you have opened an account with the Fund. You may obtain an account application from your financial intermediary, from GE Investment Distributors, Inc. by calling 1-800-242-0134 or from the Fund’s website at www.geam.com.

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Funds

P.O. Box 9838, Providence, RI 02940

Overnight delivery:

GE Funds

101 Sabin Street, Pawtucket, RI 02860;

•	Calling us at 1-800-242-0134; or

•	By accessing the GE Funds’ website at www.geam.com.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GE SP SCE 1-2011

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